Segments - Segment Reporting Activity (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Revenue	$ 4,633,000	$ 4,929,000	$ 9,914,000	$ 10,315,000	$ 20,586,000	$ 20,671,000
Net income from operations	(577,000)	(190,000)	(562,000)	(172,000)	(120,000)	237,000
Income (loss) from operations	18,000	45,000	76,000	127,000	56,000	455,000
Total Assets	14,656,000		14,656,000		13,115,000	13,606,000
Allowance for doubtful accounts	178,000		178,000		285,000	555,000
Depreciation and amortization			81,000	43,000	134,000	105,000
Income tax expense	(21,000)	0	(14,000)	7,000	20,000	20,000
Cortelco Systems Holding Corp [Member]
Revenue			9,400,000	10,283,000	20,324,000	20,670,000
Net income from operations			156,000	424,000	1,083,000	1,157,000
Total Assets	11,870,000		11,870,000		12,872,000	12,745,000
Allowance for doubtful accounts	178,000		178,000		180,000	213,000
Depreciation and amortization			79,000	41,000	132,000	97,000
Income tax expense			(137,000)	244,000	205,000	319,000
Communications Systems and Services [Member]
Revenue		312,000		660,000		1,826,000
Net income from operations		(157,000)		(304,000)
Income (loss) from operations						(465,000)
Total Assets		1,812,000		1,812,000		2,178,000
Capital Expenditures		0		0		0
Allowance for doubtful accounts		105,000		105,000		342,000
Depreciation and amortization		1,000		3,000		6,000
Income tax expense						0
Telephony Products [Member]
Revenue	2,120,000	2,501,000	5,094,000	5,482,000	11,129,000	12,807,000
Net income from operations	(378,000)	(10,000)	(394,000)	140,000
Income (loss) from operations					(440,000)	1,057,000
Total Assets	10,379,000	7,469,000	10,379,000	7,469,000	8,768,000	7,616,000
Capital Expenditures	51,000	119,000	51,000	119,000	129,000	100,000
Allowance for doubtful accounts	16,000	23,000	16,000	23,000	123,000	16,000
Depreciation and amortization	17,000	11,000	34,000	21,000	49,000	37,000
Income tax expense					20,000	20,000
Telephony Products [Member] | Cortelco Systems Holding Corp [Member]
Revenue			4,580,000	5,450,000	10,867,000	12,807,000
Net income from operations			324,000	305,000	763,000	1,057,000
Total Assets	7,593,000	8,887,000	7,593,000	8,887,000	8,525,000	8,933,000
Capital Expenditures	51,000	119,000	51,000	119,000	129,000	101,000
Allowance for doubtful accounts	16,000	23,000	16,000	23,000	20,000	16,000
Depreciation and amortization			32,000	22,000	47,000	33,000
Income tax expense					205,000	319,000
Puerto Rico [Member]
Revenue	2,513,000	2,428,000	4,820,000	4,833,000	9,457,000	7,864,000
Net income from operations	(199,000)	22,000	(168,000)	119,000
Income (loss) from operations					320,000	100,000
Total Assets	4,277,000	3,810,000	4,277,000	3,810,000	4,347,000	3,812,000
Capital Expenditures	22,000	41,000	22,000	41,000	159,000	132,000
Allowance for doubtful accounts	162,000	181,000	162,000	181,000	162,000	197,000
Depreciation and amortization	23,000	5,000	47,000	19,000	85,000	62,000
Income tax expense					0	0
Puerto Rico [Member] | Cortelco Systems Holding Corp [Member]
Revenue			4,820,000	4,833,000	9,457,000	7,864,000
Net income from operations			(168,000)	119,000	320,000	100,000
Total Assets	4,277,000	3,810,000	4,277,000	3,810,000	4,347,000	3,812,000
Capital Expenditures	22,000	41,000	22,000	41,000	159,000	131,000
Allowance for doubtful accounts	162,000	181,000	162,000	181,000	162,000	197,000
Depreciation and amortization			47,000	19,000	85,000	64,000
Income tax expense					0	0
Total [Member]
Revenue	4,633,000	5,241,000	9,914,000	10,975,000	20,586,000	22,497,000
Net income from operations	(577,000)	(145,000)	(562,000)	(45,000)
Income (loss) from operations					(120,000)	692,000
Total Assets	14,656,000	13,091,000	14,656,000	13,091,000	13,115,000	13,606,000
Capital Expenditures	73,000	160,000	73,000	160,000	288,000	232,000
Allowance for doubtful accounts	178,000	309,000	178,000	309,000	285,000	555,000
Depreciation and amortization	40,000	17,000	81,000	43,000	134,000	105,000
Income tax expense					20,000	20,000
Total [Member] | Cortelco Systems Holding Corp [Member]
Revenue			9,400,000	10,283,000	20,324,000	20,324,000
Net income from operations			156,000	424,000	1,083,000	1,157,000
Total Assets	11,870,000	12,697,000	11,870,000	12,697,000	12,872,000	12,745,000
Capital Expenditures	73,000	160,000	73,000	160,000	288,000	232,000
Allowance for doubtful accounts	178,000	204,000	178,000	204,000	182,000	213,000
Depreciation and amortization			79,000	41,000	132,000	97,000
Income tax expense					$ 205,000	$ 319,000